SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION
26.	SUPPLEMENTAL CASH FLOW INFORMATION

	For the years ended March 31,
	2026	2025	2024
	HK$	HK$	HK$

Cash paid during the year for:

Income taxes	-	-	-

Non-cash investing and financing transaction:
Extinguishment of loan by share issuance	18,720,000	-	-
Transfer deferred listing expenses to share premium	1,471,020	-	-
Forgiveness of directors’ remuneration	-	1,200,000	-
Early termination of lease	-	-	(1,204,245)
Issued share capital of consultancy fee	-	-	1,950,000
Forgiveness of amount due to a director	-	-	3,021,782
Additions of right-of-use assets and lease liabilities	624,735	-	-

During the year ended March 31, 2026, the Company issued underwriter warrants to purchase up to 62,500 ordinary shares as part of its IPO compensation structure. The grant-date fair value of these instruments totaling HK$1,284,075 was recognized as a non-cash transaction cost directly within equity, and has been excluded from the primary body of the Statement of Cash Flows

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)